LEASES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Cost [Abstract]
Operating leases cost excluding short-term rental expense	$ 682,616	$ 232,758	$ 446,260
Short-term lease cost	4,974	16,717	30,063
Total	687,590	249,475	476,323
Supplemental Information Related to Operating Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	$ 879,788	$ 310,931	$ 246,668
Weighted average remaining lease term	2 years	2 years 29 days	3 years 7 days
Weighted average discount rate	3.80%	4.75%	4.75%
Maturity of Lease Liabilities [Abstract]
2022	$ 858,478
2023	525,690
Total lease payments	1,384,168
Less: imputed interest	54,841
Total	1,329,327
Less: current portion	$ 839,330	$ 131,014
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Less: current portion
Non-current portion	$ 489,997	$ 356,143
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Non-current portion